Leases - Details of leases in the consolidated balance sheet (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
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Total right-of-use assets	€ 795,657	€ 678,696	€ 703,858
Lease liabilities
Non-current	825,157	690,857
Current	48,567	42,642
Lease liability recognised	873,724	733,499
Land and Buildings
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Total right-of-use assets	782,125	665,002
Machinery
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Total right-of-use assets	5,283	3,671
Computer equipment
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Total right-of-use assets	2,044	3,588
Vehicles
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Total right-of-use assets	€ 6,205	€ 6,435